Environmental Rehabilitation and Other Provisions - Provision for Silicosis Settlement (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Short term silicosis settlement provision	$ 16
Provision for Silicosis Settlement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Provision for settlement	47	$ 63
Short term silicosis settlement provision	$ 16